1875 K Street, N.W.

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

June 12, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       iShares Trust (the "Trust")

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,358

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Post-Effective Amendment No. 2,358 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Virtual Work and Life Multisector ETF (the "Fund")

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the "Staff") in its review of the Registration Statement.

(1)Investment Objectives and Policies

The Fund seeks to track the investment results of the NYSE® FactSet® Global Virtual Work and Life Index (the "Underlying Index"), which measures the performance of equity securities across multiple sectors, including Information Technology, Communication Services, Consumer

NEW YORK  WASHINGTON  HOUSTON  PALO ALTO  SAN FRANCISCO  PARIS  LONDON  FRANKFURT  BRUSSELS  MILAN  ROME

Securities and Exchange Commission

June 12, 2020

Discretionary, Health Care, and Consumer Staples. The Underlying Index is composed of equity securities issued by companies that provide products, services, or technologies that support remote work ("Tele-Work") or remote lifestyle ("Tele- Life"), as determined by ICE Data Indices, LLC (the "Index Provider" or "IDI"). The Underlying Index is composed of equity securities of companies that are the most involved in, or exposed to, (as determined by the Index Provider) the themes of Tele-Work or Tele-Life and are primarily listed in one of 41 developed or emerging market countries. As of December 23, 2019, there are 75 companies included in the Underlying Index. In constructing the Underlying Index, the Index Provider maps a universe of the most liquid publicly-traded companies based on their primary lines of business using the FactSet® Revere Business Industry Classification System ("RBICS"). The Index Provider uses revenues as the key factor in determining a company's primary line of business, by mapping a company to the industry from which it derives 50% or more of its revenues. The Index Provider conducts fundamental research to establish a universe of RBICS Level 6 industries that participate in providing Tele- Work or Tele-Life products, services, or technologies. Where the Index Provider determines that further granularity is needed, additional filters may be applied utilizing FactSet's hierarchy industrial classification system, RBICS revenue data or related keyword search. The Index Provider's methodology does not require that at least one company from each of the industries be included in the Underlying Index. In addition, companies included in the Underlying Index may also operate business lines that generate revenue in other industries. To be included in the Underlying Index, companies must also have a float-adjusted market capitalization of $300 million or greater, but existing constituents could remain in the Underlying Index if the company's float- adjusted market capitalization is equal to or greater than $225 million. In addition, companies must have a three month average daily trading value ("ADTV") of $2 million or greater, but existing constituents could remain in the Underlying Index if the company's three-month ADTV is equal to or greater than $1.5 million.

The Underlying Index is reconstituted annually, rebalanced semi-annually and weighted by float- adjusted market capitalization with individual constituents capped at 2% of the index. The Underlying Index includes large-, mid-, and small-capitalization companies and may change over time. As of December 23, 2019, a significant portion of the Underlying Index is represented by securities of companies in the communication services and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on

Securities and Exchange Commission

June 12, 2020

factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by IDI or its affiliates which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2)Changes from Recent Filings

The Fund's description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,325, filed pursuant to Rule 485(a)(2) on March 25, 2020, relating to iShares ESG Aware Moderate Allocation ETF ("PEA 2,325"), which became effective on June 8, 2020.

(3)Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA

2,325. The substantially similar sections are as follows:

In the Prospectus:

"More Information About the Fund," "Portfolio Holdings Information," "Management," "Shareholder Information – Buying and Selling Fund Shares," "Shareholder Information – Book Entry," "Shareholder Information – Share Prices," "Shareholder Information – Dividends and Distributions," "Shareholder Information – Share Prices," "Shareholder

Securities and Exchange Commission

June 12, 2020

Information – Taxes," "Shareholder Information – Share Prices," "Shareholder Information – Householding," "Distribution," and "Financial Highlights."

In the Statement of Additional Information:

"General Description of the Trust and the Fund," "Exchange Listing and Trading," "Proxy Voting Policy," "Portfolio Holdings Information," "Investment Policies - Fundamental Investment Policies," "Investment Policies – Notations Regarding the Fund's Fundamental Investment Policies," "Continuous Offering," "Management," "Investment Advisory, Administrative and Distribution Services – Investment Adviser," "Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements," "Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent," "Investment Advisory, Administrative and Distribution Services – Distributor," "Investment Advisory, Administrative and Distribution Services – Securities Lending," "Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates," "Determination of Net Asset Value," "Additional Information Concerning the Trust," "Creation and Redemption of Creation Units – General," "Creation and Redemption of Creation Units – Cash Purchase Method," "Creation and Redemption of Creation Units – Procedures for Creation of Creation Units," "Creation and Redemption of Creation Units – Role of the Authorized Participant," "Creation and Redemption of Creation Units – Purchase Orders," "Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders," "Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units," "Taxes – Regulated Investment Company Qualifications," "Taxes – Taxation of RICs," "Taxes – Net Capital Loss Carryforwards," "Taxes – Excise Tax," "Taxes – Taxation of US Shareholders," "Taxes – Sale of Shares," "Taxes – Backup Withholding," "Taxes – Sections 351 and 362," "Taxes – Non-U.S. Investments," Taxes – Taxation of Non-U.S. Shareholders," "Taxes – Reporting," "Taxes – Other Taxes," "Financial Statements," and "Miscellaneous Information."

* * * * *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

1See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

June 12, 2020

Sincerely,

/s/Benjamin J. Haskin

Benjamin J. Haskin

cc:Deepa Damre Nick Cordell Michael Gung George Rafal Matthew Haddadin